OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

March 31, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Municipal Fund on behalf of its series, Oppenheimer Rochester Limited Term Municipal Fund Post-Effective Amendment No. 51 under the Securities Act and Amendment No. 52 under the Investment Company Act File Nos. 33-08054; 811-04803

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”, a series of Oppenheimer Municipal Fund). This filing constitutes Post-Effective Amendment No. 51 under the Securities Act and Amendment No. 52 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act solely to modify the name and the principal Investment strategy of the Fund from that of a limited term municipal fund to that of a short duration high yield municipal fund. In that regard, certain modifications have been made to the Fund’s name, as well as the following prospectus sections: “Principal Investment Strategies,” “Risks of Below-Investment-Grade Securities,“ “Inverse Floaters,” and “Ratings of Municipal Securities the Fund Buys. We note that in all other regards (including in the Statement of Additional Information), the disclosure contained in the Amendment is substantially similar to that contained in the Registrant’s Registration Statement filed January 27, 2017 under Rule 485(b). The Amendment has been tagged to indicate changes since the January 27, 2017 filing.

We anticipate that an amendment to the Registration Statement will be filed on or about May 31, 2017, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended September 30, 2016; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on June 1, 2017, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor Edwards, Esq.
Senior Vice President & Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Taylor V. Edwards
Taylor V. Edwards Senior Vice President and Managing Counsel

cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP KPMG LLP Gloria LaFond